PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.   PROPERTY AND EQUIPMENT, NET

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Machinery and electronic equipment	580,170	585,524	91,881
Leasehold improvements	682,311	682,489	107,097
Motor vehicles	119,317	138,876	21,793
Construction in progress	61,741	105,146	16,500
	1,443,539	1,512,035	237,271
Less: accumulated depreciation	(621,425)	(749,393)	(117,596)
	822,114	762,642	119,675

The Group acquired certain machinery and electronic equipment by entering into financing leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB8,139 and RMB4,167, respectively, as of December 31, 2020 and RMB9,632 (US$1,511) and RMB5,460 (US$857), respectively, as of December 31, 2021. Future minimum lease payments are disclosed in Note 10. Depreciation expense of property and equipment, including assets under financing leases, was RMB130,871, RMB145,161 and RMB183,332 (US$28,769) for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the balances of construction in progress were RMB61,741 and RMB105,146 (US$16,500), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipment.